Financial Assets Measured at Fair Value through Profit and Loss (Details)	12 Months Ended
Dec. 31, 2024 MYR (RM)
Unique Fire Holdings Berhad [Member]
Financial Assets Measured at Fair Value through Profit and Loss [Line Items]
Equity investment amount	RM 7,981
Zero Carbon Farms Ltd [Member]
Financial Assets Measured at Fair Value through Profit and Loss [Line Items]
Equity investment amount	64,812
Impairment loss	RM 64,812